Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND
WELLS FARGO ADVANTAGE HIGH INCOME FUND
WELLS FARGO ADVANTAGE INCOME PLUS FUND
WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND
WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND
WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND
WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND
WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND
WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Supplement dated October 12, 2010, to the Statement of Additional Information dated October 1, 2010.

This Supplement contains important information about the Funds referenced above.

The underwriting commissions for fiscal year ended May 31, 2010, on page 61 of the Statement of Additional Information, are hereby deleted and replaced with the following:

Underwriting Commissions
Fiscal Year Ended	Amount Paid	Amount Retained	Amount Received in Connection With Redemptions and Repurchases
May 31, 2010	$88,597	$82,290	$82,290